S000079761 [Member] Expense Example - AMG GW&K Municipal Enhanced SMA Shares - AMG GW&K Municipal Enhanced SMA Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	18
Expense Example, with Redemption, 5 Years	37
Expense Example, with Redemption, 10 Years	$ 95